Guarantee deposits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Guarantee deposits
10.	Guarantee deposits

	12.31.2018	12.31.2017
Sales financing guarantees (i)	314.4	321.4
Sales structure guarantees (ii)	25.3	60.8
Other	10.0	11.7

	349.7	393.9

Current portion	339.9	0.1
Non-current	9.8	393.8

(i)	Dollar-denominated financial investments linked to sales structures until the completion of these structures and settlement of the recourse and non-recourse debt.
(ii)

US dollar amounts deposited in an escrow account as collateral for the financing of certain aircraft sold where Embraer serves as secondary guarantor. If the initial guarantor of the debt (unrelated party) is required to pay the lender, the initial guarantor will be entitled to the amount in the escrow account in proportion to their guarantee. The amount is returned in the form of cash to the Company at maturity of the financing contracts if the aircraft purchaser does not default on the loan. The interest on the escrow account is added to the principal and recognized by the Company as financial income.

As of 31 December 2018 the guarantor to whom the guarantees are linked was in compliance.